Subsidiaries	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Subsidiaries

4) Subsidiaries

The following table lists the Partnership’s subsidiaries and their purpose as of December 31, 2013.

Company Name	Jurisdiction of Formation	Purpose
KNOT Offshore Partners UK LLC	Marshall Islands	Holding company
KNOT Shuttle Tankers AS	Norway	Holding company
KNOT Shuttle Tankers 12 AS	Norway	Majority owner of Knutsen Shuttle Tankers XII KS
KNOT Shuttle Tankers 17 AS	Norway	Owner of the Bodil Knutsen
KNOT Shuttle Tankers 18 AS	Norway	Owner of the Windsor Knutsen
Knutsen Shuttle Tankers 13 AS	Norway	Owner of the Carmen Knutsen
Knutsen Shuttle Tankers XII KS	Norway	Owner of the Fortaleza Knutsen and the Recife Knutsen
Knutsen Shuttle Tankers XII AS	Norway	General partner of Knutsen Shuttle Tanker XII KS